PIA BBB Bond Fund
Managed Account Completion Shares (MACS) (PBBBX)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS) (PMTGX)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS) (PIAMX)

(Each a “Fund,” together, the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Supplement dated August 3, 2023 to the
Statement of Additional Information (“SAI”) dated March 31, 2023

Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. All references to Mr. Ceccato in the SAI are hereby removed. At a meeting held on July 20, 2023, the Board of Trustees of the Trust appointed Joseph Kolinsky as the successor Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

Additionally, at a meeting held on June 22-23, 2023, the Board of Trustees of the Trust appointed Ms. Lillian A. Kabakali as the Assistant Secretary of the Trust, effective July 10, 2023.

Accordingly, the Officers table in the section titled “MANAGEMENT” of the Funds’ SAI has been revised to reflect updated information as follows:

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 54) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (age 52) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Richard R. Conner (age 41) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joseph R. Kolinsky (age 52) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.	Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

Elaine E. Richards (age 55) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
Lillian A. Kabakali (age 42) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Assistant Secretary	Indefinite term; since July 2023.	Assistant Vice President, U.S. Bank Global Fund Services (April 2023 to present); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023); Senior Associate, Compliance, Guggenheim Partners Investment Management Holdings, LLC (January 2018 to April 2019).

Please retain this Supplement with your SAI

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PIA High Yield Fund
Institutional Class (PHYSX)
Class A (Not available for purchase)

(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated August 3, 2023 to the
Statement of Additional Information (“SAI”) dated March 31, 2023

Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. All references to Mr. Ceccato in the SAI are hereby removed. At a meeting held on July 20, 2023, the Board of Trustees of the Trust appointed Joseph Kolinsky as the successor Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

Additionally, at a meeting held on June 22-23, 2023, the Board of Trustees of the Trust appointed Ms. Lillian A. Kabakali as the Assistant Secretary of the Trust, effective July 10, 2023.

Accordingly, the Officers table in the section titled “MANAGEMENT” of the Fund’s SAI has been revised to reflect updated information as follows:

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 54) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (age 52) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Richard R. Conner (age 41) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Joseph R. Kolinsky (age 52) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.	Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Elaine E. Richards (age 55) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
Lillian A. Kabakali (age 42) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Assistant Secretary	Indefinite term; since July 2023.	Assistant Vice President, U.S. Bank Global Fund Services (April 2023 to present); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023); Senior Associate, Compliance, Guggenheim Partners Investment Management Holdings, LLC (January 2018 to April 2019).

Please retain this Supplement with your SAI

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PIA Short-Term Securities Fund
Advisor Class (PIASX)

(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated August 3, 2023 to the
Statement of Additional Information (“SAI”) dated March 31, 2023

Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. All references to Mr. Ceccato in the SAI are hereby removed. At a meeting held on July 20, 2023, the Board of Trustees of the Trust appointed Joseph Kolinsky as the successor Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

Additionally, at a meeting held on June 22-23, 2023, the Board of Trustees of the Trust appointed Ms. Lillian A. Kabakali as the Assistant Secretary of the Trust, effective July 10, 2023.

Accordingly, the Officers table in the section titled “MANAGEMENT” of the Fund’s SAI has been revised to reflect updated information as follows:

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 54) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (age 52) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Richard R. Conner (age 41) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Joseph R. Kolinsky (age 52) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.	Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

1

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Elaine E. Richards (age 55) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
Lillian A. Kabakali (age 42) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Assistant Secretary	Indefinite term; since July 2023.	Assistant Vice President, U.S. Bank Global Fund Services (April 2023 to present); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023); Senior Associate, Compliance, Guggenheim Partners Investment Management Holdings, LLC (January 2018 to April 2019).

Please retain this Supplement with your SAI

2

PIA Short Duration Bond Fund
Class A (Not available for purchase)
Class I (Not available for purchase)

(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated August 3, 2023 to the
Statement of Additional Information (“SAI”) dated March 31, 2023

Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. All references to Mr. Ceccato in the SAI are hereby removed. At a meeting held on July 20, 2023, the Board of Trustees of the Trust appointed Joseph Kolinsky as the successor Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

Additionally, at a meeting held on June 22-23, 2023, the Board of Trustees of the Trust appointed Ms. Lillian A. Kabakali as the Assistant Secretary of the Trust, effective July 10, 2023.

Accordingly, the Officers table in the section titled “MANAGEMENT” of the Fund’s SAI has been revised to reflect updated information as follows:

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 54) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (age 52) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Richard R. Conner (age 41) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Joseph R. Kolinsky (age 52) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.	Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

1

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Elaine E. Richards (age 55) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
Lillian A. Kabakali (age 42) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Assistant Secretary	Indefinite term; since July 2023.	Assistant Vice President, U.S. Bank Global Fund Services (April 2023 to present); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023); Senior Associate, Compliance, Guggenheim Partners Investment Management Holdings, LLC (January 2018 to April 2019).

Please retain this Supplement with your SAI

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